PRINCIPAL ACCOUNTING POLICIES - Accrued liability for customer reward program and revenue recognition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounting Policies [Abstract]
Accrued liability for rewards program	¥ 3,262	$ 466	¥ 2,452